Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts		$ 0.4	$ 0.1
Common units, issued		0.0	187,965,105.0
Common units, outstanding		0.0	187,965,105.0
Preferred units, issued		0.0	17,917,870.0
Preferred units, outstanding		0.0	17,917,870.0
Crestwood Equity Partners LP
Allowance for doubtful accounts		$ 0.4	$ 0.1
Limited Partners' Capital Account, Units Issued	69,478,525	68,555,305
Common units, issued		68,555,305	18,640,367
Limited Partners' Capital Account, Units Outstanding	69,478,525	68,555,305
Common units, outstanding		68,555,305	18,640,367
Preferred units, issued	62,122,562	60,718,245	0
Preferred units, outstanding	62,122,562	60,718,245	0